Segment Reporting - Segment Results and Reconciliations to GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Student loans										$ 5,732	$ 5,890	$ 5,698
Other loans										16	21	30
Cash and investments										21	19	26
Total interest income										5,769	5,930	5,754
Total interest expense										2,561	2,401	2,275
Net interest income (loss)	832	819	746	811	879	885	868	898		3,208	3,529	3,479
Less: provisions for loan losses	314	270	243	253	292	409	291	303		1,080	1,295	1,419
Net interest income (loss) after provisions for loan losses	518	549	503	558	587	476	577	595		2,128	2,234	2,060
Servicing revenue										279	283	311
Contingency revenue										356	333	330
Gains on debt repurchases										145	38	317
Other income (loss)										(536)	(925)	(31)
Total other income (loss)										244	(271)	927
Expenses:
Direct operating expenses										673	736	826
Overhead expenses										224	269	304
Total operating expenses	226	220	216	236	217	261	247	280		897	1,005	1,130
Goodwill and acquired intangible assets impairment and amortization	14	5	5	5	5	5	5	5		27	21	543
Restructuring expenses	1	2	3	4	4	3	2	4		11	12	85
Total expenses										935	1,038	1,758
Income (loss) from continuing operations, before income tax expense (benefit)										1,437	925	1,229
Income tax expense (benefit)	157	104	169	68	285	(47)	(10)	98		498	328	500
Net income (loss) from continuing operations	348	187	292	111	509	(70)	(16)	176		939	597	729
Income (loss) from discontinued operations, net of tax expense (benefit)			(1)		2	23	10	(1)	52	(2)	35	(199)
Net income (loss)	348	187	291	111	511	(47)	(6)	175		937	632	530
Less: net loss attributable to noncontrolling interest		(1)	(1)	(1)						(2)	(1)
Net income (loss) attributable to SLM Corporation	348	188	292	112						939	633	530
Operating Segments [Member] | Consumer Lending [Member]
Interest income:
Student loans										2,481	2,429	2,353
Cash and investments										7	9	15
Total interest income										2,488	2,438	2,368
Total interest expense										822	801	753
Net interest income (loss)										1,666	1,637	1,615
Less: provisions for loan losses										1,008	1,179	1,298
Net interest income (loss) after provisions for loan losses										658	458	317
Servicing revenue										46	64	73
Other income (loss)											(9)
Total other income (loss)										46	55	73
Expenses:
Direct operating expenses										265	291	352
Total operating expenses										265	291	352
Restructuring expenses										3	3	12
Total expenses										268	294	364
Income (loss) from continuing operations, before income tax expense (benefit)										436	219	26
Income tax expense (benefit)										157	81	9
Net income (loss) from continuing operations										279	138	17
Income (loss) from discontinued operations, net of tax expense (benefit)										(2)	(2)	(3)
Net income (loss)										277	136	14
Net income (loss) attributable to SLM Corporation										277	136
Operating Segments [Member] | Business Services [Member]
Interest income:
Cash and investments										7	8	12
Total interest income										7	8	12
Net interest income (loss)										7	8	12
Net interest income (loss) after provisions for loan losses										7	8	12
Servicing revenue										813	872	818
Contingency revenue										356	333	330
Other income (loss)										33	69	50
Total other income (loss)										1,202	1,274	1,198
Expenses:
Direct operating expenses										364	393	411
Total operating expenses										364	393	411
Restructuring expenses										3	5	6
Total expenses										367	398	417
Income (loss) from continuing operations, before income tax expense (benefit)										842	884	793
Income tax expense (benefit)										303	325	286
Net income (loss) from continuing operations										539	559	507
Income (loss) from discontinued operations, net of tax expense (benefit)											5	12
Net income (loss)										539	564	519
Less: net loss attributable to noncontrolling interest										(2)	(1)
Net income (loss) attributable to SLM Corporation										541	565
Operating Segments [Member] | FFELP Loans [Member]
Interest income:
Student loans										2,744	2,914	2,766
Cash and investments										11	5	8
Total interest income										2,755	2,919	2,774
Total interest expense										1,591	1,472	1,408
Net interest income (loss)										1,164	1,447	1,366
Less: provisions for loan losses										72	86	98
Net interest income (loss) after provisions for loan losses										1,092	1,361	1,268
Servicing revenue										90	86	68
Other income (loss)												312
Total other income (loss)										90	86	380
Expenses:
Direct operating expenses										702	772	699
Total operating expenses										702	772	699
Restructuring expenses											1	55
Total expenses										702	773	754
Income (loss) from continuing operations, before income tax expense (benefit)										480	674	894
Income tax expense (benefit)										173	248	322
Net income (loss) from continuing operations										307	426	572
Net income (loss)										307	426	572
Net income (loss) attributable to SLM Corporation										307	426
Operating Segments [Member] | Other Segment [Member]
Interest income:
Other loans										16	21	30
Cash and investments										2	5	3
Total interest income										18	26	33
Total interest expense										37	54	44
Net interest income (loss)										(19)	(28)	(11)
Less: provisions for loan losses											30	23
Net interest income (loss) after provisions for loan losses										(19)	(58)	(34)
Gains on debt repurchases										145	64	317
Other income (loss)										15	(6)	22
Total other income (loss)										160	58	339
Expenses:
Direct operating expenses										12	19	12
Overhead expenses										224	269	304
Total operating expenses										236	288	316
Restructuring expenses										5	3	12
Total expenses										241	291	328
Income (loss) from continuing operations, before income tax expense (benefit)										(100)	(291)	(23)
Income tax expense (benefit)										(36)	(107)	(11)
Net income (loss) from continuing operations										(64)	(184)	(12)
Income (loss) from discontinued operations, net of tax expense (benefit)										1	34	(65)
Net income (loss)										(63)	(150)	(77)
Net income (loss) attributable to SLM Corporation										(63)	(150)
Eliminations [Member]
Interest income:
Cash and investments										(6)	(8)	(12)
Total interest income										(6)	(8)	(12)
Total interest expense										(6)	(8)	(12)
Servicing revenue										(670)	(739)	(648)
Total other income (loss)										(670)	(739)	(648)
Expenses:
Direct operating expenses										(670)	(739)	(648)
Total operating expenses										(670)	(739)	(648)
Total expenses										(670)	(739)	(648)
Total Core Earnings [Member]
Interest income:
Student loans										5,225	5,343	5,119
Other loans										16	21	30
Cash and investments										21	19	26
Total interest income										5,262	5,383	5,175
Total interest expense										2,444	2,319	2,193
Net interest income (loss)										2,818	3,064	2,982
Less: provisions for loan losses										1,080	1,295	1,419
Net interest income (loss) after provisions for loan losses										1,738	1,769	1,563
Servicing revenue										279	283	311
Contingency revenue										356	333	330
Gains on debt repurchases										145	64	317
Other income (loss)										48	54	384
Total other income (loss)										828	734	1,342
Expenses:
Direct operating expenses										673	736	826
Overhead expenses										224	269	304
Total operating expenses										897	1,005	1,130
Restructuring expenses										11	12	85
Total expenses										908	1,017	1,215
Income (loss) from continuing operations, before income tax expense (benefit)										1,658	1,486	1,690
Income tax expense (benefit)										597	547	606
Net income (loss) from continuing operations										1,061	939	1,084
Income (loss) from discontinued operations, net of tax expense (benefit)										(1)	37	(56)
Net income (loss)										1,060	976	1,028
Less: net loss attributable to noncontrolling interest										(2)	(1)
Net income (loss) attributable to SLM Corporation										1,062	977
Reclassifications [Member]
Interest income:
Student loans										858	902	888
Total interest income										858	902	888
Total interest expense										115	71	69
Net interest income (loss)										743	831	819
Net interest income (loss) after provisions for loan losses										743	831	819
Gains on debt repurchases											(26)
Other income (loss)										(743)	(805)	(819)
Total other income (loss)										(743)	(831)	(819)
Additions/ (Subtractions) [Member]
Interest income:
Student loans										(351)	(355)	(309)
Total interest income										(351)	(355)	(309)
Total interest expense										2	11	13
Net interest income (loss)										(353)	(366)	(322)
Net interest income (loss) after provisions for loan losses										(353)	(366)	(322)
Other income (loss)										159	(174)	404
Total other income (loss)										159	(174)	404
Expenses:
Goodwill and acquired intangible assets impairment and amortization										27	21	543
Total expenses										27	21	543
Income (loss) from continuing operations, before income tax expense (benefit)										(221)	(561)	(461)
Income tax expense (benefit)										(99)	(219)	(106)
Net income (loss) from continuing operations										(122)	(342)	(355)
Income (loss) from discontinued operations, net of tax expense (benefit)										(1)	(2)	(143)
Net income (loss)										(123)	(344)	(498)
Net income (loss) attributable to SLM Corporation										(123)	(344)
Total Adjustment [Member]
Interest income:
Student loans										507	547	579
Total interest income										507	547	579
Total interest expense										117	82	82
Net interest income (loss)										390	465	497
Net interest income (loss) after provisions for loan losses										390	465	497
Gains on debt repurchases											(26)
Other income (loss)										(584)	(979)	(415)
Total other income (loss)										(584)	(1,005)	(415)
Expenses:
Goodwill and acquired intangible assets impairment and amortization										27	21	543
Total expenses										27	21	543
Income (loss) from continuing operations, before income tax expense (benefit)										(221)	(561)	(461)
Income tax expense (benefit)										(99)	(219)	(106)
Net income (loss) from continuing operations										(122)	(342)	(355)
Income (loss) from discontinued operations, net of tax expense (benefit)										(1)	(2)	(143)
Net income (loss)										(123)	(344)	(498)
Net income (loss) attributable to SLM Corporation										$ (123)	$ (344)